INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Deferred tax liability, net	$ (822.4)	$ (764.6)	$ (759.2)
Deferred income tax expense	45.2	16.2	24.6
Loss carryforwards
INCOME TAXES
Deferred tax liability, net	3.7	47.7
Deferred income tax expense	44.0	51.1	0.9
Decommissioning obligation
INCOME TAXES
Deferred tax liability, net	39.6	39.3
Deferred income tax expense	(0.3)	(1.7)	(0.3)
Defined benefit plans
INCOME TAXES
Deferred tax liability, net	4.0	4.6
Deferred income tax expense	(5.7)	(5.8)	(3.1)
Property, plant and equipment
INCOME TAXES
Deferred tax liability, net	(391.2)	(387.9)
Deferred income tax expense	3.3	(26.4)	8.3
Goodwill, intangible assets and other assets
INCOME TAXES
Deferred tax liability, net	(493.2)	(452.1)
Deferred income tax expense	41.1	3.0	19.2
Long-term debt and derivative financial instruments
INCOME TAXES
Deferred tax liability, net	(6.0)	(0.3)
Deferred income tax expense	(0.5)	(0.3)	0.7
Other
INCOME TAXES
Deferred tax liability, net	20.7	(15.9)
Deferred income tax expense	$ (36.7)	$ (3.7)	$ (1.1)